UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	1/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
January 31, 2012 (Unaudited)

Long-Term Municipal		Coupon	Maturity	Principal
Investments--98.0%		Rate (%)	Date	Amount ($)		Value ($)
Connecticut--75.4%
Connecticut,
	GO	5.00	12/1/16	5,000,000		6,007,300
Connecticut,
	GO	5.00	12/15/22	1,855,000		2,184,912
Connecticut,
	GO	5.00	4/15/24	2,500,000		2,944,850
Connecticut,
	GO	5.00	11/1/27	2,000,000		2,369,540
Connecticut,
	GO	5.00	11/1/28	3,000,000		3,542,280
Connecticut,
	GO	5.00	11/1/28	5,000,000		6,082,700
Connecticut,
	GO	5.00	11/1/31	5,000,000		5,939,700
Connecticut,
	GO (Insured; Assured Guaranty
	Municipal Corp.) (Prerefunded)	5.00	10/15/12	3,500,000	a	3,619,210
Connecticut,
	Special Tax Obligation Revenue
	(Transportation Infrastructure
	Purposes)	5.00	12/1/21	5,000,000		6,390,850
Connecticut,
	Special Tax Obligation Revenue
	(Transportation Infrastructure
	Purposes)	5.00	11/1/22	5,000,000		6,190,750
Connecticut,
	Special Tax Obligation Revenue
	(Transportation Infrastructure
	Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000		4,293,589
Connecticut,
	Special Tax Obligation Revenue
	(Transportation Infrastructure
	Purposes) (Insured; Assured
	Guaranty Municipal Corp.)
	(Prerefunded)	5.38	7/1/12	2,000,000	a	2,043,120
Connecticut,
	State Revolving Fund General
	Revenue	5.00	1/1/23	1,250,000		1,586,975
Connecticut Development Authority,
	Airport Facility Revenue
	(Learjet Inc. Project)	7.95	4/1/26	2,300,000		2,436,804
Connecticut Development Authority,

	First Mortgage Gross Revenue
	(The Elim Park Baptist Home,
	Inc. Project)	5.38	12/1/18	1,800,000	1,821,834
Connecticut Development Authority,
	First Mortgage Gross Revenue
	(The Elim Park Baptist Home,
	Inc. Project)	5.25	12/1/20	1,765,000	1,968,046
Connecticut Development Authority,
	First Mortgage Gross Revenue
	(The Elim Park Baptist Home,
	Inc. Project)	5.75	12/1/23	1,000,000	1,021,290
Connecticut Development Authority,
	PCR (The Connecticut Light and
	Power Company Project)	4.38	9/1/28	3,000,000	3,199,500
Connecticut Development Authority,
	PCR (The Connecticut Light and
	Power Company Project)	5.95	9/1/28	4,445,000	4,482,471
Connecticut Development Authority,
	PCR (The United Illuminating
	Company Project)	5.75	2/1/12	1,250,000	1,250,000
Connecticut Development Authority,
	Solid Waste Disposal Facility
	Revenue (PSEG Power LLC
	Project)	5.75	11/1/37	9,250,000	9,309,755
Connecticut Development Authority,
	Water Facilities Revenue
	(Aquarion Water Company of
	Connecticut Project)	5.50	4/1/21	3,500,000	3,918,775
Connecticut Development Authority,
	Water Facilities Revenue
	(Aquarion Water Company of
	Connecticut Project) (Insured;
	XLCA)	5.10	9/1/37	6,550,000	6,425,812
Connecticut Development Authority,
	Water Facilities Revenue
	(Bridgeport Hydraulic Company
	Project)	6.15	4/1/35	1,000,000	1,000,550
Connecticut Development Authority,
	Water Facilities Revenue
	(Bridgeport Hydraulic Company
	Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,751,512
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Ascension Health Senior
	Credit Group)	5.00	11/15/40	12,000,000	12,916,200
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Fairfield University Issue)	5.00	7/1/25	1,340,000	1,501,148
Connecticut Health and Educational
	Facilities Authority, Revenue

	(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,566,743
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Fairfield University Issue)	5.00	7/1/34	4,000,000	4,300,400
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Fairfield University Issue)	5.00	7/1/35	2,000,000	2,196,360
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Fairfield University Issue)	5.00	7/1/40	2,500,000	2,726,525
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Greenwich Academy Issue)
	(Insured; Assured Guaranty
	Municipal Corp.)	5.25	3/1/32	10,880,000	15,294,560
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000	1,079,830
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Hospital for Special Care
	Issue) (Insured; Radian)	5.25	7/1/32	3,500,000	3,564,995
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Lawrence and Memorial
	Hospital Issue)	5.00	7/1/31	1,000,000	1,082,280
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Loomis Chaffee School Issue)
	(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,347,787
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Quinnipiac University Issue)
	(Insured; National Public
	Finance Guarantee Corp.)	5.00	7/1/19	2,000,000	2,287,200
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Quinnipiac University Issue)
	(Insured; National Public
	Finance Guarantee Corp.)	5.75	7/1/33	5,000,000	5,676,750
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Quinnipiac University Issue)
	(Insured; National Public
	Finance Guarantee Corp.)	5.00	7/1/37	2,000,000	2,134,880
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Sacred Heart University Issue)	5.38	7/1/31	1,000,000	1,095,050
Connecticut Health and Educational
	Facilities Authority, Revenue

	(Salisbury School Issue)
	(Insured; Assured Guaranty
	Municipal Corp.)	5.00	7/1/33	5,000,000	5,474,150
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Stamford Hospital Issue)	5.00	7/1/30	6,750,000	7,376,940
Connecticut Health and Educational
	Facilities Authority, Revenue
	(The William W. Backus
	Hospital Issue) (Insured;
	Assured Guaranty Municipal
	Corp.)	5.25	7/1/23	2,000,000	2,280,880
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Trinity College Issue)
	(Insured; National Public
	Finance Guarantee Corp.)	5.00	7/1/22	1,000,000	1,083,750
Connecticut Health and Educational
	Facilities Authority, Revenue
	(University of Hartford Issue)
	(Insured; Radian)	5.00	7/1/17	1,220,000	1,338,194
Connecticut Health and Educational
	Facilities Authority, Revenue
	(University of Hartford Issue)
	(Insured; Radian)	5.25	7/1/36	5,070,000	5,131,448
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Wesleyan University Issue)	5.00	7/1/35	5,000,000	5,645,550
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Wesleyan University Issue)	5.00	7/1/39	6,500,000	7,252,960
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Yale University Issue)	5.00	7/1/40	5,000,000	5,575,000
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Yale-New Haven Hospital Issue)	5.75	7/1/34	4,000,000	4,649,520
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Yale-New Haven Hospital
	Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,672,750
Connecticut Health and Educational
	Facilities Authority, State
	Supported Child Care Revenue	5.00	7/1/25	1,490,000	1,722,261
Connecticut Higher Education
	Supplemental Loan Authority,
	Senior Revenue (Connecticut
	Family Education Loan Program)
	(Insured; National Public
	Finance Guarantee Corp.)	4.50	11/15/20	1,670,000	1,696,469

Connecticut Higher Education
	Supplemental Loan Authority,
	Senior Revenue (Connecticut
	Family Education Loan Program)
	(Insured; National Public
	Finance Guarantee Corp.)	4.80	11/15/22	3,675,000	3,877,823
Connecticut Housing Finance
	Authority, Revenue (Housing
	Mortgage Finance Program)	5.00	11/15/21	3,190,000	3,320,854
Connecticut Housing Finance
	Authority, Revenue (Housing
	Mortgage Finance Program)	5.45	11/15/29	4,550,000	4,553,412
Connecticut Housing Finance
	Authority, Revenue (Housing
	Mortgage Finance Program)	5.00	11/15/35	2,475,000	2,502,076
Connecticut Housing Finance
	Authority, Revenue (Housing
	Mortgage Finance Program)
	(Insured; AMBAC)	5.10	11/15/33	2,500,000	2,577,175
Connecticut Resources Recovery
	Authority, RRR (American
	Ref-Fuel Company of
	Southeastern Connecticut
	Project)	5.50	11/15/15	1,000,000	1,008,300
Connecticut Resources Recovery
	Authority, RRR (American
	Ref-Fuel Company of
	Southeastern Connecticut
	Project)	5.50	11/15/15	3,250,000	3,276,975
Eastern Connecticut Resource
	Recovery Authority, Solid
	Waste Revenue (Wheelabrator
	Lisbon Project)	5.50	1/1/14	1,795,000	1,800,493
Eastern Connecticut Resource
	Recovery Authority, Solid
	Waste Revenue (Wheelabrator
	Lisbon Project)	5.50	1/1/20	7,000,000	7,023,940
Greater New Haven Water Pollution
	Control Authority, Regional
	Wastewater System Revenue
	(Insured; Assured Guaranty
	Municipal Corp.)	5.00	11/15/37	1,800,000	1,928,646
Greater New Haven Water Pollution
	Control Authority, Regional
	Wastewater System Revenue
	(Insured; National Public
	Finance Guarantee Corp.)	5.00	11/15/30	5,000,000	5,312,100
Greater New Haven Water Pollution
	Control Authority, Regional
	Wastewater System Revenue

	(Insured; National Public
	Finance Guarantee Corp.)	5.00	8/15/35	2,000,000		2,095,720
Greenwich Housing Authority,
	MFHR (Greenwich Close
	Apartments)	6.25	9/1/17	3,285,000		3,165,163
Hamden,
	GO (Insured; National Public
	Finance Guarantee Corp.)	5.25	8/15/14	5,000		5,611
Meriden,
	GO (Insured; National Public
	Finance Guarantee Corp.)	5.00	8/1/16	2,090,000		2,486,201
New Britain,
	GO (Insured; Assured Guaranty
	Municipal Corp.)	5.00	4/1/24	4,500,000		5,751,540
New Haven,
	GO	5.00	3/1/17	1,425,000		1,661,821
New Haven,
	GO (Insured; Assured Guaranty
	Municipal Corp.)	5.00	3/1/29	1,000,000		1,118,290
South Central Connecticut Regional
	Water Authority, Water System
	Revenue	5.00	8/1/31	3,940,000		4,550,188
South Central Connecticut Regional
	Water Authority, Water System
	Revenue (Insured; National
	Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,612,920
South Central Connecticut Regional
	Water Authority, Water System
	Revenue (Insured; National
	Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000		2,237,800
Stamford,
	GO	5.00	7/1/21	4,410,000		5,729,252
University of Connecticut,
	GO	5.00	2/15/25	1,000,000		1,188,110
University of Connecticut,
	GO	5.00	2/15/27	1,000,000		1,171,270
University of Connecticut,
	GO	5.00	2/15/28	1,000,000		1,164,990
University of Connecticut,
	GO (Insured; Assured Guaranty
	Municipal Corp.)	5.00	2/15/24	1,225,000		1,355,744
U.S. Related--22.6%
Children's Trust Fund of Puerto
	Rico, Tobacco Settlement
	Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,955,960
Children's Trust Fund of Puerto
	Rico, Tobacco Settlement
	Asset-Backed Bonds	0.00	5/15/50	12,000,000	b	869,160
Guam Economic Development
	Authority, Tobacco Settlement

	Asset-Backed Bonds	5.20	5/15/12	795,000		806,599
Guam Economic Development
	Authority, Tobacco Settlement
	Asset-Backed Bonds	5.45	5/15/16	1,445,000		1,721,660
Guam Power Authority,
	Revenue	5.50	10/1/30	1,750,000		1,767,395
Guam Waterworks Authority,
	Water and Wastewater System
	Revenue	5.50	7/1/16	750,000		767,633
Guam Waterworks Authority,
	Water and Wastewater System
	Revenue	5.63	7/1/40	2,000,000		2,003,220
Guam,
	LOR (Section 30)	5.63	12/1/29	1,000,000		1,077,960
Puerto Rico Aqueduct and Sewer
	Authority, Senior Lien Revenue	6.00	7/1/38	6,000,000		6,512,160
Puerto Rico Commonwealth,
	Public Improvement GO	5.25	7/1/25	1,500,000		1,576,095
Puerto Rico Commonwealth,
	Public Improvement GO
	(Insured; FGIC)	5.50	7/1/16	3,270,000		3,688,691
Puerto Rico Commonwealth,
	Public Improvement GO
	(Insured; National Public
	Finance Guarantee Corp.)	5.50	7/1/13	6,500,000		6,853,665
Puerto Rico Commonwealth,
	Public Improvement GO
	(Insured; National Public
	Finance Guarantee Corp.)	5.25	7/1/14	4,925,000		5,300,679
Puerto Rico Electric Power
	Authority, Power Revenue	5.25	7/1/28	5,000,000		5,493,350
Puerto Rico Electric Power
	Authority, Power Revenue	5.25	7/1/40	3,000,000		3,176,550
Puerto Rico Highways and
	Transportation Authority,
	Highway Revenue (Prerefunded)	5.50	7/1/16	5,000,000	a	6,111,550
Puerto Rico Highways and
	Transportation Authority,
	Highway Revenue (Insured;
	National Public Finance
	Guarantee Corp.)	5.50	7/1/13	2,400,000		2,499,552
Puerto Rico Highways and
	Transportation Authority,
	Transportation Revenue
	(Insured; National Public
	Finance Guarantee Corp.)	5.25	7/1/33	7,750,000		8,628,695
Puerto Rico Infrastructure
	Financing Authority, Special
	Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	b	1,315,600
Puerto Rico Sales Tax Financing

	Corporation, Sales Tax Revenue
	(First Subordinate Series)	5.38	8/1/39	1,500,000	1,636,260
Puerto Rico Sales Tax Financing
	Corporation, Sales Tax Revenue
	(First Subordinate Series)	6.00	8/1/39	4,000,000	4,591,880
Puerto Rico Sales Tax Financing
	Corporation, Sales Tax Revenue
	(First Subordinate Series)	6.00	8/1/42	3,450,000	3,908,816
Virgin Islands Public Finance
	Authority, Revenue (Virgin
	Islands Gross Receipts Taxes
	Loan Note)	6.38	10/1/19	4,550,000	4,562,194
Virgin Islands Public Finance
	Authority, Revenue (Virgin
	Islands Matching Fund Loan
	Note)	5.00	10/1/25	5,000,000	5,492,350
Total Investments (cost $335,803,998)				98.0%	361,246,793
Cash and Receivables (Net)				2.0%	7,460,881
Net Assets				100.0%	368,707,674

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
	municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

At January 31, 2012, net unrealized appreciation $26,464,825 related to appreciated investment securities and $1,022,030 related to depreciated investment securities.
At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments		ACA	American Capital Access
AGC	ACE Guaranty Corporation		AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN			Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes		BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty		COP	Certificate of Participation

CP	Commercial Paper		EDR	Economic Development Revenue

EIR	Environmental Improvement Revenue		FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Administration		FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation		FNMA	Federal National Mortgage Association

GAN	Grant Anticipation Notes		GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association		GO	General Obligation

HR	Hospital Revenue		IDB	Industrial Development Board

IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 2 - Other
	Level 1 - Unadjusted	Significant Observable		Level 3 -Significant
Assets ($)	Quoted Prices		Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds		-	361,246,793	-	361,246,793

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund
January 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.3%	Rate (%)	Date	Amount ($)	Value ($)
Maryland--80.7%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/19	1,575,000	1,988,863
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,350,589
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000	1,832,447
Baltimore,
Project Revenue (Wastewater
Projects)	5.00	7/1/23	1,000,000	1,252,410
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	752,453
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	877,785
Harford County,
MFHR (Affinity Old Post
Apartments Projects)
(Collateralized; GNMA)	5.00	11/20/25	1,460,000	1,499,274
Howard County,
COP	8.15	2/15/20	605,000	895,497
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.75	7/1/34	3,000,000	2,970,000
Maryland,
GO (State and Local Facilities

Loan)	5.00	8/1/19	2,000,000	2,542,880
Maryland,
GO (State and Local Facilities
Loan)	5.00	3/15/20	2,000,000	2,502,260
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	705,000	705,973
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue
(Collateralized; GNMA)	5.05	7/1/47	2,550,000	2,559,129
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.38	9/1/22	895,000	895,967
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.85	9/1/47	4,175,000	4,213,076
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	2,000,000	2,068,540
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000	1,034,340
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/1/16	3,120,000	3,271,414
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/1/18	2,535,000	2,652,523
Maryland Economic Development

Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.38	6/1/19	7,000,000	7,313,110
Maryland Economic Development
Corporation, LR (Maryland
Public Health Laboratory
Project)	5.00	6/1/20	1,000,000	1,251,670
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,940,000	3,025,407
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	3,088,225
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	2,000,000	2,078,660
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Towson
University Project)	5.00	7/1/39	390,000	382,563
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Projects)	5.75	6/1/33	1,000,000	1,082,750
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000	1,730,627
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,634,185
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/32	1,000,000	1,069,890

Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	2,993,575
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Charlestown Community Issue)	6.13	1/1/30	1,250,000	1,425,875
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Doctors
Community Hospital Issue)	5.75	7/1/38	1,000,000	1,018,630
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Greater
Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000	1,710,360
Maryland Health and Higher
Educational Facilities
Authority, Revenue (MedStar
Health Issue)	5.00	8/15/41	500,000	534,610
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Mercy
Medical Center Issue)	5.50	7/1/42	1,000,000	1,014,190
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/26	1,630,000	1,720,661
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	2,100,000	2,155,503
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	5/15/26	1,000,000	1,173,890
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System

Obligated Group Issue)	5.00	5/15/40	4,945,000		5,343,171
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	4,560,000		5,586,091
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000		3,304,629
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	a	218,765
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000	a	1,548,856
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,611,150
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000		1,630,016
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	1,455,000		1,872,832
Montgomery County,
Revenue (Trinity Health Credit
Group Issue)	5.00	12/1/40	1,000,000		1,088,650
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	1,475,000		1,492,331
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	24,000,000	b	9,624,000
Montgomery County Housing

Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	b	883,759
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	1,595,000		1,623,216
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/15	7,000,000		7,321,230
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/16	8,000,000		8,367,120
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000		3,891,480
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	5.00	4/1/26	1,000,000		1,226,890
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000		2,013,182
U.S. Related--16.6%
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000		937,426
Guam,
GO	5.25	11/15/37	1,500,000		1,381,545
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,009,940
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000		1,022,500
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000		1,083,040
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,000,000		2,141,940
Puerto Rico Commonwealth,

Public Improvement GO	5.25	7/1/26	1,000,000	1,068,050
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000	1,141,690
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000	1,090,020
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,500,000	3,730,160
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000	1,058,850
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,110,000	1,285,624
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,290,137
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,580,000	1,813,793
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000	2,832,475
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,500,000	1,770,195
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	2,500,000	2,746,175

Total Investments (cost $152,834,644)			97.3%	160,320,729
Cash and Receivables (Net)			2.7%	4,371,264
Net Assets			100.0%	164,691,993

a Non-income producing security; interest payments in default.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

At January 31, 2012, net unrealized appreciation on investments was $7,486,085 of which $9,789,270 related to appreciated investment securities and $2,303,185 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	158,553,108	1,767,621	160,320,729

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
January 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.8%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--82.0%
Boston,
Convention Center Loan,
Special Obligation Bonds
(Insured; AMBAC) (Prerefunded)	5.00	5/1/12	1,750,000	a	1,771,157
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,096,099
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Company
Project)	7.38	5/15/15	970,000		974,540
Boston Water and Sewer Commission,
Revenue	5.00	11/1/20	2,000,000		2,220,480
Holliston,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	4/1/12	1,655,000	a	1,685,651
Holyoke,
Gas and Electric Department
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/1/15	1,245,000		1,281,317
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,835,000	a	2,048,502
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,925,000	a	2,148,974
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,498,848

Massachusetts,
GO	0.84	11/1/25	5,000,000	b	4,143,450
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,399,425
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	1,000,000		1,335,140
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,746,070
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000		2,711,712
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,822,150
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	6.20	3/1/16	2,055,000		2,289,907
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		501,598
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	575,000		728,571
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000		1,281,510
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		4,131,510
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	2,000,000	c	2,415,780
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	5/1/26	5,385,000	d	3,678,709

Massachusetts College Building
Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000	c	1,865,889
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,522,320
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000	c	1,082,450
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured;
Radian)	6.00	3/1/30	1,905,000	c	1,907,210
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000	c	1,119,030
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000	c	1,417,750
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000	c	1,645,156
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000	c	2,356,140
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)	5.00	4/1/21	600,000	c	750,060
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000		4,418,200
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000	c	1,050,400
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000		1,689,465

Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000		543,415
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000	c	2,553,825
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000	c	1,660,675
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; National Public
Finance Guarantee Corp.)	5.63	1/1/14	2,000,000		2,024,400
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000		2,044,820
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	735,000	c	736,676
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	8,750,000	c	8,907,850
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	7/1/17	1,175,000		1,190,275
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	1,030,000		1,042,267
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)

(Insured; AMBAC)	5.25	10/1/26	2,845,000	c	2,847,873
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	1,000,000		1,110,300
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/24	2,350,000	c	2,903,120
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/20	1,000,000		1,109,660
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.38	7/1/35	1,000,000		1,043,260
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000	c	5,542,680
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue) (Prerefunded)	6.50	7/15/12	2,250,000	a	2,337,322
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/16	55,000		55,568
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners

HealthCare System Issue)	6.00	7/1/17	45,000		45,464
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,000,000		2,262,380
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	60,000		60,619
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000		5,197,352
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	c	1,131,526
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.00	7/1/24	1,000,000	c	1,141,690
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	c	2,041,406
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	3,000,000	c	3,528,180
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	c	1,969,265
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass

Memorial Issue)	5.00	7/1/33	1,070,000	c	1,081,160
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wheaton
College Issue)	5.00	1/1/30	2,405,000	c	2,660,387
Massachusetts Health and
Educational Facilities
Authority, Revenue (Winchester
Hospital Issue)	5.25	7/1/38	1,000,000		1,033,260
Massachusetts Housing Finance
Agency, Housing Development
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.40	6/1/20	345,000		345,448
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000		1,181,518
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000		1,219,860
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000		2,039,500
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	900,000		921,024
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000		1,358,100
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	6/1/37	745,000		750,707
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000		2,162,099
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	1,930,000		1,979,041
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,315,000		1,322,364
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000		2,791,451
Massachusetts Municipal Wholesale

Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	2,000,000		2,027,320
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000		6,385,876
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000		4,619,920
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	1,000,000		1,003,680
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/27	1,535,000		1,850,089
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,500,000		1,783,410
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	2,000,000		2,314,260
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/24	1,320,000		1,582,456
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.13	4/15/12	1,000,000	a	1,020,000
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/15/19	1,000,000		1,140,840
U.S. Related--15.8%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement

Asset-Backed Bonds	5.38	5/15/33	1,775,000		1,748,304
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,226,723
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	d	362,150
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,090,030
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000		1,100,980
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,009,940
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,000,000		2,170,720
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000		1,576,095
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		1,107,690
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000		1,652,297
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,500,000		2,761,800
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000		1,058,850
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,000,000		1,158,220
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000	d	1,636,128
Puerto Rico Infrastructure
Financing Authority, Special

Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000	1,379,950
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	2,187,052
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000	1,307,603
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,090,840
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,500,000	2,869,925
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000	2,265,980
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	2,500,000	2,746,175
Total Long-Term Municipal Investments
(cost $191,970,489)				206,848,260
Short-Term Municipal	Coupon	Maturity	Principal
Investment--1.4%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
JPMorgan Chase Bank)
(cost $2,900,000)	0.07	2/1/12	2,900,000 [c,e]	2,900,000

Total Investments (cost $194,870,489)			99.2%	209,748,260
Cash and Receivables (Net)			.8%	1,759,764
Net Assets			100.0%	211,508,024

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest rate subject to periodic change.
c At January 31, 2012, the fund had $57,216,178 or 27.1% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate demand note - rate shown is the interest rate in effect at January 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2012, net unrealized appreciation on investments was 14,877,771 of which $16,488,374 related to appreciated investment securities and $1,610,603 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	209,748,260	-	209,748,260

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund

January 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.8%	Rate (%)	Date	Amount ($)		Value ($)
Minnesota--95.5%
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	885,000		954,534
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	615,000		663,321
Blooming Prairie Independent
School District Number 756, GO
School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; National Public
Finance Guarantee Corp.)	4.75	1/1/27	1,400,000		1,545,880
Columbia Heights,
MFHR (Crest View Opportunity
Neighborhood Development
Corporation 1 Project)
(Collateralized; GNMA)
(Prerefunded)	6.63	10/20/12	1,455,000	a	1,595,058
Coon Rapids,
Multifamily Rental Housing
Revenue (GNMA Collateralized
Mortgage Loan - Mississippi
View Apartments Project)
(Collateralized; FHA)	4.95	10/20/41	2,700,000		2,704,995
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	509,656		545,678

Hennepin County,
Second Lien Sales Tax Revenue
(Ballpark Project)	5.00	12/15/29	1,500,000		1,700,520
Lake Superior Independent School
District Number 381, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	4/1/21	2,640,000		2,763,895
Lakeville Independent School
District Number 194, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program) (Insured;
FGIC)	5.50	2/1/24	8,700,000		9,102,462
Mahtomedi Independent School
District Number 832, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program) (Insured;
National Public Finance
Guarantee Corp.)	0.00	2/1/17	1,275,000	b	1,190,633
Minneapolis,
GO	0.00	12/1/14	1,825,000	b	1,793,062
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	3,000,000		3,546,420
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000		988,140
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facilities Revenue
(Childrens's Health Care)	5.25	8/15/35	1,000,000		1,111,420
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated

Group Project)	6.00	12/1/18	1,000,000	1,067,540
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,444,667
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care System Revenue
(Allina Health System)	5.25	11/15/29	1,000,000	1,114,890
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Senior Airport
Revenue	5.00	1/1/22	2,000,000	2,254,120
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
AMBAC)	5.00	1/1/25	2,140,000	2,226,092
Minnesota,
911 Revenue (Public Safety
Radio Communications System
Project)	5.00	6/1/25	1,000,000	1,177,380
Minnesota,
GO (Various Purpose)	5.00	8/1/25	2,500,000	3,156,700
Minnesota,
Retirement System Building
Revenue	6.00	6/1/30	1,475,000	1,481,342
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	150,288
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/22	1,130,000	1,143,775
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/27	1,750,000	1,770,493

Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000	1,147,710
Minnesota Higher Education
Facilities Authority, Revenue
(College of Saint Scholastica,
Inc.)	5.13	12/1/40	750,000	783,885
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)	5.00	10/1/31	750,000	821,078
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	6/1/35	1,635,000	1,858,325
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College)	5.00	10/1/21	1,000,000	1,192,010
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000	1,090,270
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000	1,693,635
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000	1,870,697
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.00	1/1/20	2,155,000	2,158,405
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	4.65	7/1/22	2,250,000	2,308,522
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	4.85	7/1/31	2,000,000	2,028,760
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	5.10	7/1/38	1,925,000	1,962,191
Minnesota Housing Finance Agency,
SFMR (Insured; National Public

Finance Guarantee Corp.)	5.45	1/1/22	265,000		277,407
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000		2,133,300
Minnesota Office of Higher
Education, Supplemental
Student Loan Program Revenue	5.00	11/1/29	1,750,000		1,951,180
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		3,005,000
Northfield,
HR	5.38	11/1/31	1,240,000		1,287,194
Olmsted County,
GO Crossover Bonds	5.00	2/1/21	750,000		964,185
Ramsey,
LR (Pact Charter School
Project)	6.75	12/1/33	1,000,000		1,005,640
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000		1,185,850
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000		1,103,660
Rosemount-Apple Valley-Eagan
Independent School District
Number 196, GO School Building
Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; National
Public Finance Guarantee Corp.)	0.00	4/1/14	2,960,000	b	2,921,520
Saint Cloud,
Health Care Revenue
(CentraCare Health System)	5.13	5/1/30	1,000,000		1,092,660
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.50	5/1/39	2,000,000		2,188,640
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,000,000		1,010,200

Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,115,200
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,300,600
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000		2,002,800
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Parking
Facilities Project)	5.00	8/1/35	650,000		702,182
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		803,340
Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project)	5.00	12/1/29	2,000,000		2,233,420
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	b	2,868,649
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	b	2,793,824
Tobacco Securitization Authority
of Minnesota, Tobacco
Settlement Revenue Bonds	5.25	3/1/31	2,500,000		2,717,100
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000		1,075,250
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,265,550
University of Minnesota Regents,

GO	5.00	12/1/36	1,500,000	1,747,515
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000	2,708,534
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	2/1/32	2,000,000	2,003,580
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000	1,529,805
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000	2,562,350
U.S. Related--3.3%
Guam,
GO	6.75	11/15/29	500,000	533,565
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	2,000,000	2,131,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,250,000	1,416,238

Total Investments (cost $111,466,218)			98.8%	122,746,251
Cash and Receivables (Net)			1.2%	1,515,867
Net Assets			100.0%	124,262,118

a This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

At January 31, 2012, net unrealized appreciation on investments was $11,280,033 of which $11,291,893 related to appreciated investment securities and $11,860 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjuste	Level 2 - Other	Significant
	d Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	-	122,746,251	-	122,746,251

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and

general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund
January 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.6%	Rate (%)	Date	Amount ($)	Value ($)
Ohio--82.3%
Akron,
GO	6.00	12/1/12	345,000	361,608
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000	2,795,325
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	700,000	719,908
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000	783,202
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000	519,755
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	400,000	403,776
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000	968,140
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,475,000	1,952,107
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000	2,358,860

Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	2,000,000	2,104,020
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000	2,848,920
Cincinnati,
Water System Revenue	5.00	12/1/23	2,275,000	2,858,788
Cincinnati State Technical and
Community College, General
Receipts Bonds (Insured; AMBAC)	5.25	10/1/22	2,375,000	2,456,937
Cleveland,
Airport System Revenue	5.00	1/1/20	1,500,000	1,706,010
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	8,000,000	10,123,040
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000	3,030,200
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.00	12/1/18	1,245,000	1,271,431
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,655,000	3,698,568
Cuyahoga Community College
District, General Receipts
Bonds	5.00	8/1/25	2,500,000	2,924,750
Franklin County,
Hospital Facilities Revenue
(OhioHealth Corporation)	5.00	11/15/20	700,000	856,394
Franklin County,
Hospital Improvement Revenue
(Nationwide Children's
Hospital Project)	5.00	11/1/34	3,850,000	4,126,700

Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	17,940,000	a	9,013,235
Hancock County,
Hospital Facilities Revenue
(Blanchard Valley Regional
Health Center)	5.00	12/1/21	1,500,000		1,691,640
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/13	1,655,000	a	1,632,889
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	a	1,610,613
Kent State University,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/25	2,000,000		2,290,900
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000		1,418,256
Mason City School District,
GO Unlimited Tax Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.25	12/1/31	5,000,000		6,914,950
Massillon City School District,
GO (Various Purpose
Improvement) (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	12/1/12	1,150,000	b	1,196,058
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000		2,638,106
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,500,000		2,685,475
Ohio,
Common Schools GO Bonds	5.00	9/15/18	1,500,000		1,852,650
Ohio,
Common Schools GO Bonds	5.00	9/15/21	1,000,000		1,273,840
Ohio,

HR (Cleveland Clinic Health
System Obligated Group)	5.00	1/1/25	1,210,000		1,404,750
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC) (Prerefunded)	5.00	5/1/13	2,000,000	b	2,119,220
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System Obligated
Group)	5.50	1/1/43	3,000,000		3,243,930
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,914,111
Ohio State University,
General Receipts Bonds	5.25	6/1/23	525,000		555,497
Ohio State University,
General Receipts Bonds	5.00	12/1/23	1,000,000		1,247,940
Ohio State University,
General Receipts Bonds
(Prerefunded)	5.25	6/1/13	2,100,000	b	2,238,936
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/18	3,710,000		4,645,736
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/23	2,000,000		2,438,160
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,215,000	c	1,439,949
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking

and Infrastructure Project)	6.40	2/15/34	2,500,000	c	1,490,700
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,085,000	d	1,820,872
Richland County,
GO Correctional Facilities
Bonds (Insured; Assured
Guaranty Municipal Corp.)	6.00	12/1/28	400,000		472,948
Summit County Port Authority,
Development Revenue (Bond Fund
Program-Twinsburg Township
Project)	5.13	5/15/25	385,000		371,167
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000		946,370
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund -
Midwest Terminals Project)	6.00	11/15/27	1,620,000		1,582,708
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund -
Toledo Express Airport Project)	6.38	11/15/32	2,425,000		2,444,182
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000		1,126,100
University of Cincinnati,
General Receipts Bonds
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	6/1/12	3,040,000	b	3,089,126
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,912,053
Warren,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/15	1,190,000		1,267,802

Wright State University,
General Receipts Bonds	5.00	5/1/22	1,000,000		1,172,100
U.S. Related--14.3%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	a	905,375
Guam,
GO	6.75	11/15/29	500,000		533,565
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,009,940
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	900,000		905,607
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000		1,108,770
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,000,000		1,065,760
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,000,000		1,110,330
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/23	1,000,000		1,032,450
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/1/31	3,370,000		4,035,171
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		1,090,840
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,000,000		2,295,940
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,750,000		1,982,733

Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	2,800,000	2,807,504
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	1,500,000	1,647,705
Total Long-Term Municipal Investments
(cost $135,328,857)				145,563,098
Short-Term Municipal	Coupon	Maturity	Principal
Investment--1.5%	Rate (%)	Date	Amount ($)	Value ($)
Ohio;
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; JPMorgan Chase Bank)
(cost $2,200,000)	0.06	2/1/12	2,200,000 [e]	2,200,000

Total Investments (cost $137,528,857)			98.1%	147,763,098
Cash and Receivables (Net)			1.9%	2,874,694
Net Assets			100.0%	150,637,792

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Non-income producing--security in default.
d Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, this security was valued at $1,820,872 or 1.2% of net assets.
e Variable rate demand note - rate shown is the interest rate in effect at January 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2012, net unrealized appreciation on investments was $10,234,241 of which $12,817,574 related to appreciated investment securities and $2,583,333 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates

RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	147,763,098	-	147,763,098

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
January 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.6%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania--85.1%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000	1,154,470
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000	1,141,570
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,100,130
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	1,099,912
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000	1,573,073
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/19	1,500,000	1,794,930
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/28	1,000,000	1,118,450
Bethel Park School District,
GO	5.00	8/1/29	2,000,000	2,373,840
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/29	1,250,000	1,448,200

Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,310,000		5,310,000
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000		481,104
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000		883,423
Centre County Hospital Authority,
HR (Mount Nittany Medical
Center Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.13	11/15/39	2,000,000		2,110,740
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	a	1,523,080
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,600,000		1,548,720
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000		2,357,562
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes Obligated
Group Project)	5.35	1/1/20	515,000		522,967
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes Obligated
Group Project)	5.45	1/1/21	885,000		897,886
Dauphin County General Authority,

Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	2,780,000		2,279,822
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/37	3,165,000		3,271,217
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,662,570
Delaware River Port Authority,
Revenue	5.00	1/1/35	1,500,000		1,618,305
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,433,662
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		1,084,770
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	1,000,000		866,650
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	a	767,610
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	a	1,839,420
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	a	1,776,775
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty

Municipal Corp.)	0.00	11/1/19	2,750,000	a	1,657,590
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	a	1,598,575
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	a	1,399,700
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	a	2,363,803
McKeesport Municipal Authority,
Sewer Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/20	1,230,000		1,479,801
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000		1,457,837
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/15	1,035,000		1,058,764
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/16	50,000		51,114
Neshaminy School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/16	1,250,000		1,361,450
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000	a	704,505
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian
Hall Square Project) (Insured;
Radian)	5.00	7/1/17	1,890,000		1,857,416
Pennsylvania,

GO (Insured; Assured Guaranty
Municipal Corp.)	5.38	7/1/18	1,525,000		1,925,663
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,102,130
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/13	1,105,000		1,117,962
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/22	1,200,000	a	784,008
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/23	3,790,000	a	2,336,725
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/24	3,790,000	a	2,220,144
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/25	3,790,000	a	2,111,712
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000		3,599,040
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	2,000,000		2,080,500
Pennsylvania Higher Educational

Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000	1,517,386
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000	1,089,720
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000	1,186,800
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,959,375
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,285,000	2,443,168
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	1,380,000	1,390,405
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	805,000	814,097
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000	5,059,400
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000	3,043,020
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,875,000	1,894,219
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,000,000	1,171,320
Pennsylvania State University,
Revenue	5.00	3/1/35	2,000,000	2,219,240
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	4,125,000	4,413,420
Pennsylvania Turnpike Commission,

Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/22	1,815,000	2,019,206
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000	1,104,644
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	3,000,000	3,548,700
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000	2,776,700
Philadelphia,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/25	510,000	530,818
Philadelphia,
Gas Works Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/22	2,000,000	2,074,300
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	1,500,000	1,708,935
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/14	2,000,000	2,084,200
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.60	8/1/18	800,000	996,304
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,500,641
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	1,088,796
Philadelphia Authority for
Industrial Development,

Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,461,866
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project)	5.00	7/1/25	1,800,000	2,116,800
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000	1,736,308
Philadelphia Municipal Authority,
LR (Insured; Assured Guaranty
Municipal Corp.)	5.25	11/15/15	2,115,000	2,234,561
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; National Public
Finance Guarantee Corp.)	5.50	4/15/18	3,600,000	3,632,328
Philadelphia School District,
GO	5.25	9/1/23	1,000,000	1,147,760
Philadelphia School District,
GO	6.00	9/1/38	1,000,000	1,142,360
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,265,000	1,284,797
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000	2,150,220
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,140,000	1,143,819
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000	3,465,360

State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/17	1,055,000	1,142,470
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	1,110,000	1,199,155
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/25	3,360,000	3,697,949
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/18	545,000	567,519
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR (Wayne Memorial
Hospital Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/16	2,135,000	2,206,352
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000	808,271
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000	2,282,140
Westmoreland County Industrial
Development Authority, Health

System Revenue (Excela Health
Project)	5.00	7/1/25	2,390,000	2,575,225
Wilson Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	3/15/16	1,300,000	1,337,011
U.S. Related--12.5%
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,090,030
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	1,009,940
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	320,000	327,523
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,022,500
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	2,500,000	2,707,600
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	1,054,880
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,500,000	1,712,535
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,107,690
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,000,000	2,209,440
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,185,000	1,262,926
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000	1,588,275
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,170,000	1,355,117
Puerto Rico Sales Tax Financing

Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,690,000	1,940,069
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,699,485
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,950,325
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	1,000,000	1,098,470

Total Investments (cost $176,084,283)			97.6%	188,413,187
Cash and Receivables (Net)			2.4%	4,633,162
Net Assets			100.0%	193,046,349

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

At January 31, 2012, net unrealized appreciation on investments was $12,382,904 of which $14,405,772 related to appreciated investment securities and $2,076,868 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue

EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	188,413,187	-	188,413,187

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and

general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	March 27, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)